UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-10325

VANECK VECTORS ETF TRUST

(Exact name of registrant as specified in its charter)

666 Third Avenue - New York, NY	10017
(Address of principal executive offices)	(Zip Code)

John J. Crimmins

Treasurer & Chief Financial Officer

VanEck Vectors ETF Trust

666 Third Avenue

New York, NY 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 293-2000

Date of fiscal year end:	September 30
Date of reporting period:	June 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1 -5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N -Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

VANECK VECTORS BIOTECH ETF

SCHEDULE OF INVESTMENTS

June 30, 2017 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.9%
Ireland: 2.2%
260,771	Alkermes Plc (USD) *	$15,116,895
Netherlands: 3.0%
615,221	Qiagen NV (USD)	20,628,360
Spain: 2.6%
820,807	Grifols SA (ADR)	17,343,652
United States: 92.1%
267,774	ACADIA Pharmaceuticals, Inc. †	7,468,217
284,126	Alexion Pharmaceuticals, Inc.	34,569,610
214,171	Allergan Plc	52,062,828
128,050	Alnylam Pharmaceuticals, Inc. * †	10,213,268
456,268	Amgen, Inc.	78,583,038
142,571	Biogen Idec, Inc. *	38,688,067
321,362	BioMarin Pharmaceutical, Inc. *	29,186,097
44,923	Bluebird Bio, Inc. * †	4,719,161
585,376	Celgene Corp. *	76,022,781
147,774	Charles River Laboratories International, Inc. *	14,947,340
968,383	Gilead Sciences, Inc.	68,542,149
161,963	Illumina, Inc. *	28,103,820
243,523	Incyte Corp. *	30,661,981
30,274	Intercept Pharmaceuticals, Inc. * †	3,665,273
239,160	Ionis Pharmaceuticals, Inc. * †	12,166,069
216,562	Neurocrine Biosciences, Inc. *	9,961,852
331,343	Quintiles Transnational Holdings, Inc. *	29,655,199
66,887	Regeneron Pharmaceuticals, Inc. *	32,850,881
210,550	Seattle Genetics, Inc. * †	10,893,857
46,865	TESARO, Inc. * †	6,554,539
112,502	United Therapeutics Corp. *	14,594,884
232,145	Vertex Pharmaceuticals, Inc. *	29,916,526
		624,027,437
Total Common Stocks (Cost: $710,605,743)		677,116,344
MONEY MARKET FUND: 0.0% (Cost: $257,596)
257,596	Dreyfus Government Cash Management Fund – Institutional Shares	257,596
Total Investments Before Collateral for Securities Loaned: 99.9% (Cost: $710,863,339)		677,373,940

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 3.5%
Repurchase Agreements: 3.5%
$5,567,530	Repurchase agreement dated 6/30/17 with Citigroup Global Markets, Inc., 1.10%, due 7/3/17, proceeds $5,568,040; (collateralized by various U.S. government and agency obligations, 0.00% to 8.75%, due 7/27/17 to 7/1/47, valued at $5,678,881 including accrued interest)	5,567,530
5,567,530	Repurchase agreement dated 6/30/17 with Daiwa Capital Markets America, Inc., 1.15%, due 7/3/17, proceeds $5,568,064; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 7/13/17 to 12/1/51, valued at $5,678,881 including accrued interest)	5,567,530
1,171,439	Repurchase agreement dated 6/30/17 with Deutsche Bank Securities, Inc., 1.15%, due 7/3/17, proceeds $1,171,551; (collateralized by various U.S. government and agency obligations, 0.00% to 7.13%, due 2/15/23 to 8/15/41, valued at $1,194,868 including accrued interest)	1,171,439
5,567,530	Repurchase agreement dated 6/30/17 with HSBC Securities USA, Inc., 1.06%, due 7/3/17, proceeds $5,568,022; (collateralized by various U.S. government and agency obligations, 0.00% to 7.25%, due 7/15/17 to 8/15/46, valued at $5,678,902 including accrued interest)	5,567,530
5,567,530	Repurchase agreement dated 6/30/17 with Nomura Securities International, Inc., 1.13%, due 7/3/17, proceeds $5,568,054; (collateralized by various U.S. government and agency obligations, 0.00% to 9.50%, due 7/10/17 to 6/20/67, valued at $5,678,881 including accrued interest)	5,567,530
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $23,441,559)		23,441,559
Total Investments: 103.4% (Cost: $734,304,898)		700,815,499
Liabilities in excess of other assets: (3.4)%		(23,014,265)
NET ASSETS: 100.0%		$677,801,234

ADR	American Depositary Receipt
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $22,525,979.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Biotechnology	68.4%	$463,292,039
Health Care	22.2	150,144,785
Life Sciences Tools & Services	9.4	63,679,520
Money Market Fund	0.0	257,596
	100.0%	$677,373,940

The summary of inputs used to value the Fund’s investments as of June 30, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$677,116,344	$—	$—	$677,116,344
Money Market Fund	257,596	—	—	257,596
Repurchase Agreements	—	23,441,559	—	23,441,559
Total	$677,373,940	$23,441,559	$—	$700,815,499

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended June 30, 2017.

See Notes to Schedules of Investments

VANECK VECTORS ENVIRONMENTAL SERVICES ETF

SCHEDULE OF INVESTMENTS

June 30, 2017 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.1%
Canada: 9.8%
29,981	Waste Connections, Inc. (USD)	$1,931,376
United Kingdom: 9.8%
23,842	Steris Plc (USD)	1,943,123
United States: 80.5%
18,086	ABM Industries, Inc.	750,931
32,381	Advanced Disposal Services, Inc. *	736,020
53,637	Calgon Carbon Corp.	809,919
9,865	Cantel Medical Corp.	768,582
24,871	Casella Waste Systems, Inc. *	408,133
42,214	Ceco Environmental Corp.	387,525
13,908	Clean Harbors, Inc. *	776,484
54,218	Covanta Holding Corp. †	715,678
47,860	Darling International, Inc. *	753,317
16,569	Donaldson Company, Inc.	754,552
45,884	Layne Christensen Co. * †	403,320
58,718	Newpark Resources, Inc. *	431,577
30,558	Republic Services, Inc.	1,947,461
19,331	Schnitzer Steel Industries, Inc. †	487,141
9,726	Stericycle, Inc. *	742,288
10,272	Tennant Co.	758,074
13,945	Tenneco, Inc.	806,439
16,576	Tetra Tech, Inc.	758,352
15,216	US Ecology, Inc.	768,408
26,614	Waste Management, Inc.	1,952,137
		15,916,338
Total Common Stocks (Cost: $17,409,181)		19,790,837
MONEY MARKET FUND: 0.0% (Cost: $5,797)
5,797	Dreyfus Government Cash Management Fund – Institutional Shares	5,797
Total Investments Before Collateral for Securities Loaned: 100.1% (Cost: $17,414,978)		19,796,634

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 4.3%
Repurchase Agreements: 4.3%
$809,018	Repurchase agreement dated 6/30/17 with Daiwa Capital Markets America, Inc., 1.15%, due 7/3/17, proceeds $809,096; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 7/13/17 to 12/1/51, valued at $825,198 including accrued interest)	809,018
43,670	Repurchase agreement dated 6/30/17 with HSBC Securities USA, Inc., 1.06%, due 7/3/17, proceeds $43,674; (collateralized by various U.S. government and agency obligations, 0.00% to 7.25%, due 7/15/17 to 1/15/37, valued at $44,543 including accrued interest)	43,670
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $852,688)		852,688
Total Investments: 104.4% (Cost: $18,267,666)		20,649,322
Liabilities in excess of other assets: (4.4)%		(878,145)
NET ASSETS: 100.0%		$19,771,177

USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $834,075.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	4.1%	$806,439
Consumer Staples	3.8	753,317
Energy	2.2	431,577
Health Care	13.7	2,711,705
Industrials	69.7	13,790,739
Materials	6.5	1,297,060
Money Market Fund	0.0	5,797
	100.0%	$19,796,634

The summary of inputs used to value the Fund’s investments as of June 30, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$19,790,837	$—	$—	$19,790,837
Money Market Fund	5,797	—	—	5,797
Repurchase Agreements	—	852,688	—	852,688
Total	$19,796,634	$852,688	$—	$20,649,322

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended June 30, 2017.

See Notes to Schedules of Investments

VANECK VECTORS GAMING ETF

SCHEDULE OF INVESTMENTS

June 30, 2017 (unaudited)

Number of Shares		Value
COMMON STOCKS: 96.4%
Australia: 15.1%
129,347	Aristocrat Leisure Ltd. #	$2,237,960
109,039	Crown Ltd. #	1,027,035
170,799	Star Entertainment Group Ltd. #	661,580
143,580	TABCORP Holdings Ltd. #	481,238
342,281	Tatts Group Ltd. #	1,097,344
		5,505,157
Canada: 0.8%
16,226	Amaya, Inc. (USD) * †	290,445
China / Hong Kong: 25.0%
498,240	Galaxy Entertainment Group Ltd. #	3,024,358
47,417	Melco Crown Entertainment Ltd. (ADR)	1,064,512
166,000	Melco International Development Ltd. #	444,168
243,700	MGM China Holdings Ltd. #	542,014
528,000	Sands China Ltd. #	2,417,251
627,000	SJM Holdings Ltd. #	660,737
424,000	Wynn Macau Ltd. #	990,195
		9,143,235
Greece: 1.8%
57,625	OPAP SA #	651,038
Ireland: 4.6%
15,704	Paddy Power Betfair Plc #	1,673,342
Japan: 4.1%
16,500	Heiwa Corp. #	368,732
12,579	Sankyo Co. Ltd. #	427,750
52,600	Sega Sammy Holdings, Inc. #	709,890
		1,506,372
Malaysia: 2.9%
842,298	Genting Malaysia Bhd #	1,079,071
Malta: 1.8%
56,988	Unibet Group Plc (LDR) #	644,433
New Zealand: 1.0%
126,386	Sky City Entertainment Group Ltd. #	377,698
Singapore: 3.5%
1,646,800	Genting Singapore Plc #	1,297,363
South Africa: 0.8%
161,769	Tsogo Sun Holdings Ltd. #	276,744
South Korea: 2.9%
28,666	Kangwon Land, Inc. #	873,525
14,837	Paradise Co. Ltd. #	186,057
		1,059,582
Sweden: 2.0%
32,744	Betsson AB † #	283,576
53,539	NetEnt AB #	467,277
		750,853
United Kingdom: 6.0%
74,461	GVC Holdings Plc #	731,868
351,435	Ladbrokes Plc	522,688
44,380	Playtech Ltd. #	548,274
119,960	William Hill Plc	396,099
		2,198,929
United States: 24.1%
16,827	Boyd Gaming Corp. †	417,478
2,544	Churchill Downs, Inc.	466,315
28,899	International Game Technology Plc	528,852
45,808	Las Vegas Sands Corp.	2,926,673
78,135	MGM Mirage	2,444,844
17,518	Penn National Gaming, Inc. *	374,885
12,227	Wynn Resorts Ltd.	1,639,885
		8,798,932
Total Common Stocks (Cost: $35,306,275)		35,253,194
REAL ESTATE INVESTMENT TRUST: 3.6% (Cost: $1,191,359)
United States: 3.6%
34,574	Gaming and Leisure Properties, Inc.	1,302,403
MONEY MARKET FUND: 0.0% (Cost: $4,854)
4,854	Dreyfus Government Cash Management Fund – Institutional Shares	4,854
Total Investments Before Collateral for Securities Loaned: 100.0% (Cost: $36,502,488)		36,560,451

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 1.6%
Repurchase Agreements: 1.6%
$556,910	Repurchase agreement dated 6/30/17 with Daiwa Capital Markets America, Inc., 1.15%, due 7/3/17, proceeds $556,963; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 7/13/17 to 12/1/51, valued at $568,048 including accrued interest)	556,910
30,061	Repurchase agreement dated 6/30/17 with HSBC Securities USA, Inc., 1.06%, due 7/3/17, proceeds $30,064; (collateralized by various U.S. government and agency obligations, 0.00% to 7.25%, due 7/15/17 to 1/15/37, valued at $30,662 including accrued interest)	30,061
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $586,971)		586,971
Total Investments: 101.6% (Cost: $37,089,459)		37,147,422
Liabilities in excess of other assets: (1.6)%		(580,311)
NET ASSETS: 100.0%		$36,567,111

ADR	American Depositary Receipt
LDR	Local Depositary Receipt
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $565,441.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $24,180,518 which represents 66.1% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	93.6%	$34,237,643
Information Technology	2.8	1,015,551
Real Estate	3.6	1,302,403
Money Market Fund	0.0	4,854
	100.0%	$36,560,451

The summary of inputs used to value the Fund’s investments as of June 30, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$5,505,157	$—	$5,505,157
Canada	290,445	—	—	290,445
China / Hong Kong	1,064,512	8,078,723	—	9,143,235
Greece	—	651,038	—	651,038
Ireland	—	1,673,342	—	1,673,342
Japan	—	1,506,372	—	1,506,372
Malaysia	—	1,079,071	—	1,079,071
Malta	—	644,433	—	644,433
New Zealand	—	377,698	—	377,698
Singapore	—	1,297,363	—	1,297,363
South Africa	—	276,744	—	276,744
South Korea	—	1,059,582	—	1,059,582
Sweden	—	750,853	—	750,853
United Kingdom	918,787	1,280,142	—	2,198,929
United States	8,798,932	—	—	8,798,932
Real Estate Investment Trust
United States	1,302,403	—	—	1,302,403
Money Market Fund	4,854	—	—	4,854
Repurchase Agreements	—	586,971	—	586,971
Total	$12,379,933	$24,767,489	$—	$37,147,422

During the period ended June 30, 2017, transfers of securities from Level 1 to Level 2 were $ 388,946, transfers of securities from Level 2 to Level 1 were $ 579,526. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

VANECK VECTORS GENERIC DRUGS ETF

SCHEDULE OF INVESTMENTS

June 30, 2017 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.2%
Belgium: 4.2%
2,087	UCB SA #	$143,335
China / Hong Kong: 7.8%
64,000	CSPC Pharmaceutical Group Ltd. #	93,491
1,600	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. #	4,395
4,500	Shanghai Fosun Pharmaceutical Group Co. Ltd. #	17,445
8,300	Shanghai Pharmaceuticals Holding Co. Ltd. #	24,723
80,000	Sino Biopharmaceutical Ltd. #	70,747
12,800	Sinopharm Group Co. Ltd. #	57,837
		268,638
Finland: 2.1%
1,107	Orion OYJ #	70,617
Germany: 1.4%
668	Stada Arzneimittel AG #	47,382
Hungary: 1.5%
2,000	Richter Gedeon Nyrt #	52,171
India: 20.4%
6,277	Aurobindo Pharma Ltd. #	66,435
6,438	Biocon Ltd. * #	32,968
10,982	Cadila Healthcare Ltd. #	89,159
8,630	Cipla Ltd. #	74,185
1,778	Dr. Reddy’s Laboratories Ltd. (ADR)	74,925
3,027	Glenmark Pharmaceuticals Ltd. #	29,629
4,844	Lupin Ltd. #	79,419
25,588	Sun Pharmaceuticals Industries Ltd. #	219,824
1,815	Torrent Pharmaceuticals Ltd. #	34,262
		700,806
Indonesia: 1.8%
502,900	Kalbe Farma Tbk PT #	61,220
Ireland: 7.8%
1,636	Alkermes Plc (USD) *	94,839
585	ICON Plc (USD) *	57,207
1,538	Perrigo Co. Plc (USD)	116,150
		268,196
Israel: 9.2%
441	Taro Pharmaceutical Industries Ltd. (USD) * †	49,419
8,045	Teva Pharmaceutical Industries Ltd. (ADR)	267,255
		316,674
Japan: 7.1%
1,100	Hisamitsu Pharmaceutical Co., Inc. #	52,792
6,100	Kyowa Hakko Kirin Co. Ltd. #	113,570
1,000	Taisho Pharmaceutical Holdings Co. Ltd. #	76,272
		242,634
Jordan: 1.4%
2,574	Hikma Pharmaceuticals Plc (GBP) #	49,164
South Africa: 3.1%
4,897	Aspen Pharmacare Holdings Ltd. #	107,288
South Korea: 5.3%
1,313	Celltrion, Inc. * #	132,044
668	Hanmi Science Co. Ltd. * #	49,227
		181,271
Switzerland: 5.1%
798	Lonza Group AG #	173,085
United States: 22.0%
1,207	Albemarle Corp.	127,387
508	Charles River Laboratories International, Inc. *	51,384
1,124	Mallinckrodt Plc *	50,366
5,367	Mylan NV *	208,347
5,988	Opko Health, Inc. * †	39,401
661	PRA Health Sciences, Inc. *	49,582
2,531	Quintiles Transnational Holdings, Inc. *	226,525
		752,992
Total Common Stocks (Cost: $3,535,257)		3,435,473
MONEY MARKET FUND: 0.2% (Cost: $8,509)
8,509	Dreyfus Government Cash Management Fund – Institutional Shares	8,509
Total Investments Before Collateral for Securities Loaned: 100.4% (Cost: $3,543,766)		3,443,982

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 2.6%
Repurchase Agreements: 2.6%
$83,404	Repurchase agreement dated 6/30/17 with Deutsche Bank Securities, Inc., 1.15%, due 7/3/17, proceeds $83,412; (collateralized by various U.S. government and agency obligations, 0.00% to 7.13%, due 2/15/23 to 8/15/41, valued at $85,072 including accrued interest)	83,404
4,502	Repurchase agreement dated 6/30/17 with HSBC Securities USA, Inc., 1.06%, due 7/3/17, proceeds $4,502; (collateralized by various U.S. government and agency obligations, 0.00% to 7.25%, due 7/15/17 to 1/15/37, valued at $4,592 including accrued interest)	4,502
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $87,906)		87,906
Total Investments: 103.0% (Cost: $3,631,672)		3,531,888
Liabilities in excess of other assets: (3.0)%		(102,634)
NET ASSETS: 100.0%		$3,429,254

ADR	American Depositary Receipt
GBP	British Pound
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $84,268.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $2,022,686 which represents 59.0% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Biotechnology	8.7%	$299,252
Health Care Distributors	2.4	82,560
Life Sciences Tools & Services	16.2	557,783
Pharmaceuticals	68.8	2,368,491
Specialty Chemicals	3.7	127,387
Money Market Fund	0.2	8,509
	100.0%	$3,443,982

The summary of inputs used to value the Fund’s investments as of June 30, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Belgium	$—	$143,335	$—	$143,335
China / Hong Kong	—	268,638	—	268,638
Finland	—	70,617	—	70,617
Germany	—	47,382	—	47,382
Hungary	—	52,171	—	52,171
India	74,925	625,881	—	700,806
Indonesia	—	61,220	—	61,220
Ireland	268,196	—	—	268,196
Israel	316,674	—	—	316,674
Japan	—	242,634	—	242,634
Jordan	—	49,164	—	49,164
South Africa	—	107,288	—	107,288
South Korea	—	181,271	—	181,271
Switzerland	—	173,085	—	173,085
United States	752,992	—	—	752,992
Money Market Fund	8,509	—	—	8,509
Repurchase Agreements	—	87,906	—	87,906
Total	$1,421,296	$2,110,592	$—	$3,531,888

There were no transfers between levels during the period ended June 30, 2017.

See Notes to Schedules of Investments

VANECK VECTORS GLOBAL SPIN-OFF ETF

SCHEDULE OF INVESTMENTS

June 30, 2017 (unaudited)

Number of Shares		Value
COMMON STOCKS: 83.9%
Australia: 2.1%
26,989	Orora Ltd. #	$59,191
30,309	South32 Ltd. #	62,296
		121,487
Cayman Islands: 1.0%
1,353	Theravance Biopharma, Inc. (USD) * †	53,904
China / Hong Kong: 3.0%
7,500	Cheung Kong Property Holdings Ltd. #	58,697
285,000	China Overseas Property Holdings Ltd. #	55,502
534,000	Global Brands Group Holding Ltd. * #	56,017
		170,216
Finland: 2.1%
7,275	Caverion Corp. * † #	58,166
2,999	Valmet OYJ #	58,193
		116,359
France: 1.1%
776	Fnac Darty SA * #	62,817
Germany: 1.0%
710	OSRAM Licht AG #	56,594
Ireland: 3.0%
899	Adient Plc (USD)	58,777
709	Allegion Plc (USD)	57,514
1,011	Prothena Corp. Plc (USD) * †	54,715
		171,006
Italy: 1.0%
11,155	Italgas SpA	56,260
Norway: 1.1%
13,639	Aker Solutions ASA * # Reg S	61,505
Singapore: 1.0%
42,500	Frasers Centrepoint Ltd. #	58,036
Sweden: 2.1%
3,348	Bonava AB #	57,173
7,782	Svenska Cellulosa AB-B SHS *	58,818
		115,991
Switzerland: 1.2%
3,622	Idorsia Ltd. *	68,457
United Kingdom: 2.0%
42,823	Gocompare.Com Group Plc *	58,962
13,590	Indivior Plc #	55,189
		114,151
United States: 62.2%
787	AbbVie, Inc.	57,065
1,918	AdvanSix, Inc. *	59,918
1,933	Alcoa Corp.	63,112
1,388	Alexander and Baldwin, Inc.	57,435
3,135	Armstrong Flooring, Inc. *	56,336
1,711	Associated Capital Group, Inc.	58,174
5,207	Babcock & Wilcox Enterprises, Inc. *	61,234
945	Bioverativ, Inc.	56,861
80	Cable One, Inc.	56,872
2,088	Cars.com Inc. *	55,603
917	CDK Global, Inc.	56,909
1,564	Chemours Co.	59,307
3,327	CommerceHub, Inc. *	57,956
3,573	Conduent, Inc. *	56,954
1,820	CSRA, Inc.	57,785
1,569	CSW Industrials, Inc. *	60,642
2,659	Donnelley Financial Solutions, Inc. *	61,051
1,167	Energizer Holdings, Inc.	56,039
2,124	Engility Holdings, Inc. *	60,322
2,203	Exterran Corp. *	58,820
898	Fortive Corp.	56,888
3,036	FTD Cos, Inc. *	60,720
6,880	Gannett Co., Inc. †	59,994
1,894	GCP Applied Technologies, Inc. *	57,767
1,481	Halyard Health, Inc. *	58,174
1,571	Herc Holdings, Inc. *	61,772
3,453	Hewlett Packard Enterprise Co.	57,285
1,562	Hilton Grand Vacations, Inc. *	56,326
801	Hyster-Yale Materials Handling, Inc.	56,270
1,049	Ingevity Corp. *	60,213
2,816	International Seaways, Inc. *	61,023
1,512	Keysight Technologies, Inc. *	58,862
1,204	KLX, Inc. *	60,200
3,317	Knowles Corp. *	56,124
1,263	Lamb Weston Holdings, Inc.	55,623
3,599	Lands’ End, Inc. * †	53,625
678	Liberty Broadband Corp. *	58,166
2,665	LSC Communications, Inc.	57,031
922	Lumentum Holdings, Inc. * †	52,600
291	Madison Square Garden Co. *	57,298
1,269	Mallinckrodt Plc *	56,864
810	Murphy USA, Inc. *	60,029
3,629	Navient Corp.	60,423
4,301	New Media Investment Group, Inc.	57,977
4,282	News Corp.	58,663
3,779	NOW, Inc. *	60,766
812	ONE Gas, Inc.	56,686
1,069	PayPal Holdings, Inc. *	57,373
2,919	Pinnacle Entertainment, Inc. *	57,679
1,479	PJT Partners, Inc.	59,485
3,821	Rayonier Advanced Materials, Inc. †	60,066
806	Science Applications International Corp.	55,953
1,602	SPX Flow, Inc. *	59,082
4,346	Time, Inc.	62,365
4,320	TimkenSteel Corp. * †	66,398
1,086	TopBuild Corp. *	57,634
1,664	Varex Imaging Corp. *	56,243
1,805	Versum Materials, Inc.	58,662
2,578	Vista Outdoor, Inc. * †	58,031
3,050	Welbilt, Inc. *	57,493
		3,502,228
Total Common Stocks (Cost: $4,201,594)		4,729,011
REAL ESTATE INVESTMENT TRUSTS: 16.2%
United States: 16.2%
4,468	Altisource Residential Corp. †	57,816
2,103	Care Capital Properties, Inc.	56,150
2,959	CareTrust REIT, Inc.	54,860
3,974	Colony NorthStar, Inc.	55,994
1,648	Colony Starwood Homes	56,543
2,263	Four Corners Property Trust, Inc.	56,824
1,528	Gaming and Leisure Properties, Inc.	57,560
3,434	New Residential Investment Corp.	53,433
5,776	New Senior Investment Group, Inc.	58,049
4,592	NorthStar Realty Europe Corp.	58,227
2,109	Park Hotels and Resorts, Inc.	56,859
3,199	Quality Care Properties, Inc. *	58,574
2,210	Uniti Group, Inc. *	55,559
2,447	Urban Edge Properties	58,067
7,364	Washington Prime Group, Inc.	61,637
2,932	Xenia Hotels and Resorts, Inc.	56,793
Total Real Estate Investment Trusts (Cost: $856,212)		912,945
MONEY MARKET FUND: 0.4% (Cost: $19,287)
19,287	Dreyfus Government Cash Management Fund – Institutional Shares	19,287
Total Investments Before Collateral for Securities Loaned: 100.5% (Cost: $5,077,093)		5,661,243

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 10.8%
Repurchase Agreements: 10.8%
$576,530	Repurchase agreement dated 6/30/17 with Daiwa Capital Markets America, Inc., 1.15%, due 7/3/17, proceeds $576,585; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 7/13/17 to 12/1/51, valued at $588,061 including accrued interest)	576,530
31,120	Repurchase agreement dated 6/30/17 with HSBC Securities USA, Inc., 1.06%, due 7/3/17, proceeds $31,123; (collateralized by various U.S. government and agency obligations, 0.00% to 7.25%, due 7/15/17 to 1/15/37, valued at $31,742 including accrued interest)	31,120
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $607,650)		607,650
Total Investments: 111.3% (Cost: $5,684,743)		6,268,893
Liabilities in excess of other assets: (11.3)%		(634,566)
NET ASSETS: 100.0%		$5,634,327

USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $549,849.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $759,376 which represents 13.5% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	18.6%	$1,050,163
Consumer Staples	2.0	111,662
Energy	3.2	181,348
Financials	5.2	292,566
Health Care	9.1	517,472
Industrials	17.6	994,106
Information Technology	12.1	685,425
Materials	10.7	607,086
Real Estate	19.2	1,089,182
Utilities	2.0	112,946
Money Market Fund	0.3	19,287
	100.0%	$5,661,243

The summary of inputs used to value the Fund’s investments as of June 30, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$121,487	$—	$121,487
Cayman Islands	53,904	—	—	53,904
China / Hong Kong	—	170,216	—	170,216
Finland	—	116,359	—	116,359
France	—	62,817	—	62,817
Germany	—	56,594	—	56,594
Ireland	171,006	—	—	171,006
Italy	56,260	—	—	56,260
Norway	—	61,505	—	61,505
Singapore	—	58,036	—	58,036
Sweden	58,818	57,173	—	115,991
Switzerland	68,457	—	—	68,457
United Kingdom	58,962	55,189	—	114,151
United States	3,502,228	—	—	3,502,228
Real Estate Investment Trusts
United States	912,945	—	—	912,945
Money Market Fund	19,287	—	—	19,287
Repurchase Agreements	—	607,650	—	607,650
Total	$4,901,867	$1,367,026	$—	$6,268,893

During the period ended June 30, 2017, transfers of securities from Level 1 to Level 2 were $38,620. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

VANECK VECTORS MORNINGSTAR INTERNATIONAL MOAT ETF

SCHEDULE OF INVESTMENTS

June 30, 2017 (unaudited)

Number of Shares		Value
COMMON STOCKS: 96.2%
Australia: 14.5%
136,782	AMP Ltd. #	$544,691
32,587	Ansell Ltd #	593,064
9,561	Commonwealth Bank of Australia #	607,009
118,528	Crown Ltd. #	1,116,412
5,717	CSL Ltd. #	605,520
102,823	DuluxGroup Ltd. #	547,315
100,506	Iluka Resources Ltd. #	668,998
83,396	IOOF Holdings Ltd. † #	627,027
59,515	QBE Insurance Group Ltd. #	539,097
10,553	Ramsay Health Care Ltd. #	595,904
32,421	Sonic Healthcare Ltd. #	602,422
144,500	Telstra Corp. Ltd. #	476,484
25,261	Westpac Banking Corp. #	590,267
		8,114,210
Belgium: 2.0%
15,025	KBC Group NV #	1,137,585
Brazil: 1.0%
96,750	Ambev SA	534,669
Canada: 4.8%
168,906	Baytex Energy Corp. * †	409,682
7,298	Canadian Imperial Bank of Commerce	592,235
14,272	National Bank of Canada †	599,255
66,085	Potash Corp. of Saskatchewan, Inc.	1,076,228
		2,677,400
China / Hong Kong: 19.9%
1,050,000	Bank of China Ltd. #	514,951
95,500	Beijing Enterprises Holdings Ltd. #	460,530
151,500	Cheung Kong Property Holdings Ltd. #	1,185,682
652,000	China Construction Bank Corp. #	507,090
47,500	China Mobile Ltd. #	503,650
178,000	China Resources Gas Group Ltd. #	607,126
1,152,000	China Telecom Corp. Ltd. #	547,113
454,000	Dongfeng Motor Group Co. Ltd. #	536,569
194,000	ENN Energy Holdings Ltd. #	1,170,571
1,641,000	Industrial and Commercial Bank of China Ltd. #	1,107,624
256,663	MGM China Holdings Ltd. #	570,845
13,209	SINA Corp. *	1,122,369
73,000	Sun Hung Kai Properties Ltd. #	1,072,520
177,600	Swire Properties Ltd. #	585,519
16,200	Tencent Holdings Ltd. #	581,249
1,287	Weibo Corp. (ADR) *	85,547
		11,158,955
France: 6.9%
24,667	Bureau Veritas SA #	545,250
7,489	Danone SA #	561,319
32,875	Orange SA #	522,470
6,355	Safran SA #	581,977
11,976	Sanofi #	1,145,933
15,933	SFR Group SA * #	537,748
		3,894,697
Germany: 7.2%
4,688	Bayer AG #	606,761
11,952	Bayerische Motoren Werke AG #	1,110,066
6,170	HeidelbergCement AG #	597,275
15,624	KION Group AG #	1,193,445
7,911	Symrise AG #	560,502
		4,068,049
India: 2.8%
153,200	Tata Motors Ltd. #	1,023,266
132,889	Wipro Ltd. #	530,975
		1,554,241
Japan: 8.1%
9,800	Kao Corp. #	583,288
19,800	KDDI Corp. #	524,199
3,800	Murata Manufacturing Co. Ltd. #	580,725
10,900	Nidec Corp. #	1,121,012
24,000	Nippon Telegraph & Telephone Corp. #	1,134,058
53,500	Rakuten, Inc. #	631,995
		4,575,277
Mexico: 3.1%
692,500	America Movil, SAB de CV	558,599
1,246,344	Cemex SAB de CV *	1,174,059
		1,732,658
Netherlands: 2.1%
33,006	Koninklijke Philips NV #	1,173,324
Russia: 0.9%
129,143	Mobile TeleSystems PJSC #	511,228
Singapore: 9.1%
420,000	CapitaLand Ltd. #	1,067,151
77,500	DBS Group Holdings Ltd. #	1,166,351
740,800	Genting Singapore Plc #	583,608
151,401	Oversea-Chinese Banking Corp. Ltd. #	1,185,890
97,600	Singapore Exchange Ltd. #	520,120
33,839	United Overseas Bank Ltd. #	568,070
		5,091,190
Spain: 1.8%
97,068	Telefonica SA #	1,003,403
Sweden: 1.9%
114,212	Elekta AB † #	1,079,611
Switzerland: 4.1%
10,980	Julius Baer Group Ltd. #	580,899
14,007	Novartis AG #	1,171,484
2,200	Roche Holding AG #	562,867
		2,315,250
United Kingdom: 4.0%
51,486	GlaxoSmithKline PCL #	1,093,050
184,880	Meggitt Plc #	1,145,712
		2,238,762
United States: 2.0%
9,596	Carnival Plc (GBP) #	632,816
9,202	Shire Plc (GBP) #	506,025
		1,138,841
Total Common Stocks (Cost: $50,186,460)		53,999,350
PREFERRED STOCKS: 1.0%
Brazil: 1.0% (Cost: $527,074)
39,350	Telefonica Brasil SA	533,257
REAL ESTATE INVESTMENT TRUSTS: 3.1%
Singapore: 3.1%
979,800	CapitaLand Commercial Trust Ltd. #	1,180,781
404,500	CapitaLand Mall Trust #	580,064
Total Real Estate Investment Trusts (Cost: $1,660,598)		1,760,845
Total Investments Before Collateral for Securities Loaned: 100.3% (Cost: $52,374,132)		56,293,452

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 3.8%
Repurchase Agreements: 3.8%
$49,235	Repurchase agreement dated 6/30/17 with Citigroup Global Markets, Inc. , 1.10%, due 7/3/17, proceeds $49,240; (collateralized by various U.S. government and agency obligations, 0.00% to 8.75%, due 7/27/17 to 7/1/47, valued at $50,220 including accrued interest)	49,235
1,000,000	Repurchase agreement dated 6/30/17 with Daiwa Capital Markets America, Inc., 1.15%, due 7/3/17, proceeds $1,000,096; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 7/13/17 to 12/1/51, valued at $1,020,000 including accrued interest)	1,000,000
110,615	Repurchase agreement dated 6/30/17 with HSBC Securities USA, Inc., 1.06%, due 7/3/17, proceeds $110,625; (collateralized by various U.S. government and agency obligations, 0.00% to 7.25%, due 7/15/17 to 1/15/37, valued at $112,827 including accrued interest)	110,615
1,000,000	Repurchase agreement dated 6/30/17 with Nomura Securities International, Inc. , 1.13%, due 7/3/17, proceeds $1,000,094; (collateralized by various U.S. government and agency obligations, 0.00% to 9.50%, due 7/10/17 to 6/20/67, valued at $1,020,000 including accrued interest)	1,000,000
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $2,159,850)		2,159,850
Total Investments: 104.1% (Cost: $54,533,982)		58,453,302
Liabilities in excess of other assets: (4.1)%		(2,311,402)
NET ASSETS: 100.0%		$56,141,900

ADR	American Depositary Receipt
GBP	British Pound

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $2,061,131.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $49,607,552 which represents 88.4% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	11.0%	$6,205,577
Consumer Staples	3.0	1,679,276
Energy	0.7	409,682
Financials	20.2	11,388,161
Health Care	15.2	8,562,641
Industrials	11.0	6,221,250
Information Technology	5.2	2,900,865
Materials	8.2	4,624,377
Real Estate	10.1	5,671,717
Telecommunication Services	12.2	6,852,209
Utilities	3.2	1,777,697
	100.0%	$56,293,452

The summary of inputs used to value the Fund’s investments as of June 30, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$8,114,210	$—	$8,114,210
Belgium	—	1,137,585	—	1,137,585
Brazil	534,669	—	—	534,669
Canada	2,677,400	—	—	2,677,400
China / Hong Kong	1,207,916	9,951,039	—	11,158,955
France	—	3,894,697	—	3,894,697
Germany	—	4,068,049	—	4,068,049
India	—	1,554,241	—	1,554,241
Japan	—	4,575,277	—	4,575,277
Mexico	1,732,658	—	—	1,732,658
Netherlands	—	1,173,324	—	1,173,324
Russia	—	511,228	—	511,228
Singapore	—	5,091,190	—	5,091,190
Spain	—	1,003,403	—	1,003,403
Sweden	—	1,079,611	—	1,079,611
Switzerland	—	2,315,250	—	2,315,250
United Kingdom	—	2,238,762	—	2,238,762
United States	—	1,138,841	—	1,138,841
Preferred Stocks*	533,257	—	—	533,257
Real Estate Investment Trusts*	—	1,760,845	—	1,760,845
Repurchase Agreements	—	2,159,850	—	2,159,850
Total	$6,685,900	$51,767,402	$—	$58,453,302

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended June 30, 2017.

See Notes to Schedules of Investments

VANECK VECTORS MORNINGSTAR WIDE MOAT ETF

SCHEDULE OF INVESTMENTS

June 30, 2017 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.8%
Banks: 2.5%
538,133	Wells Fargo & Co.	$29,817,950
Capital Goods: 8.8%
508,443	Emerson Electric Co.	30,313,372
536,494	General Electric Co.	14,490,703
117,196	TransDigm Group, Inc. †	31,510,489
255,924	United Technologies Corp.	31,250,880
		107,565,444
Commercial & Professional Services: 2.3%
359,168	Stericycle, Inc. *	27,411,702
Consumer Durables & Apparel: 5.3%
348,914	Polaris Industries, Inc. †	32,180,338
553,814	VF Corp.	31,899,686
		64,080,024
Consumer Services: 3.8%
504,193	Starbucks Corp.	29,399,494
233,514	Yum! Brands, Inc.	17,223,993
		46,623,487
Diversified Financials: 7.7%
186,358	American Express Co.	15,698,798
306,706	Bank of New York Mellon Corp.	15,648,140
89,318	Berkshire Hathaway, Inc.	15,127,790
35,895	BlackRock, Inc.	15,162,407
187,135	State Street Corp.	16,791,624
206,541	T Rowe Price Group Inc.	15,327,408
		93,756,167
Food & Staples Retailing: 2.5%
378,562	CVS Caremark Corp.	30,459,099
Food, Beverage & Tobacco: 1.1%
318,083	Mondelez International, Inc.	13,738,005
Health Care Equipment & Services: 15.6%
331,633	AmerisourceBergen Corp.	31,349,267
263,960	Cerner Corp. *	17,545,421
474,787	Express Scripts Holding Co. *	30,310,402
193,011	McKesson Corp.	31,758,030
173,019	Medtronic Plc	15,355,436
322,950	Patterson Cos, Inc.	15,162,502
161,124	Varian Medical Systems, Inc. *	16,626,386
241,952	Zimmer Biomet Holdings, Inc.	31,066,637
		189,174,081
Materials: 4.9%
444,234	Compass Minerals International, Inc. †	29,008,480
258,436	Monsanto Co.	30,588,485
		59,596,965
Media: 6.0%
289,475	John Wiley & Sons, Inc.	15,269,806
1,021,913	Twenty-First Century Fox, Inc.	28,961,014
273,236	Walt Disney Co.	29,031,325
		73,262,145
Pharmaceuticals, Biotechnology: 17.8%
127,999	Allergan Plc	31,115,277
179,228	Amgen, Inc.	30,868,438
112,548	Biogen Idec, Inc. *	30,541,025
543,020	Bristol-Myers Squibb Co.	30,257,074
364,184	Eli Lilly & Co.	29,972,343
448,746	Gilead Sciences, Inc.	31,762,242
464,745	Pfizer, Inc.	15,610,785
181,842	Quintiles Transnational Holdings, Inc. *	16,274,859
		216,402,043
Real Estate: 2.6%
411,926	CBRE Group, Inc. *	14,994,106
133,622	Jones Lang LaSalle, Inc.	16,702,750
		31,696,856
Retailing: 7.5%
32,090	Amazon.com, Inc.	31,063,120
576,506	L Brands, Inc.	31,067,908
371,702	Lowe’s Cos, Inc.	28,818,056
		90,949,084
Software & Services: 10.2%
475,436	Guidewire Software, Inc. *	32,667,208
132,350	MasterCard, Inc.	16,073,907
230,150	Microsoft Corp.	15,864,239
341,719	Salesforce.com, Inc. *	29,592,865
319,461	Visa, Inc.	29,959,053
		124,157,272
Transportation: 1.2%
220,882	CH Robinson Worldwide, Inc.	15,170,176
Total Common Stocks (Cost: $1,119,997,136)		1,213,860,500

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 7.3%
Repurchase Agreements: 7.3%
$20,973,305	Repurchase agreement dated 6/30/17 with Citigroup Global Markets, Inc., 1.10%, due 7/3/17, proceeds $20,975,228; (collateralized by various U.S. government and agency obligations, 0.00% to 8.75%, due 7/27/17 to 7/1/47, valued at $21,392,771 including accrued interest)	20,973,305
20,973,305	Repurchase agreement dated 6/30/17 with Daiwa Capital Markets America, Inc., 1.15%, due 7/3/17, proceeds $20,975,315; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 7/13/17 to 12/1/51, valued at $21,392,771 including accrued interest)	20,973,305
4,412,726	Repurchase agreement dated 6/30/17 with Deutsche Bank Securities, Inc., 1.15%, due 7/3/17, proceeds $4,413,149; (collateralized by various U.S. government and agency obligations, 0.00% to 7.13%, due 2/15/23 to 8/15/41, valued at $4,500,981 including accrued interest)	4,412,726
20,973,305	Repurchase agreement dated 6/30/17 with HSBC Securities USA, Inc., 1.06%, due 7/3/17, proceeds $20,975,158; (collateralized by various U.S. government and agency obligations, 0.00% to 7.25%, due 7/15/17 to 8/15/46, valued at $21,392,852 including accrued interest)	20,973,305
20,973,305	Repurchase agreement dated 6/30/17 with Nomura Securities International, Inc., 1.13%, due 7/3/17, proceeds $20,975,280; (collateralized by various U.S. government and agency obligations, 0.00% to 9.50%, due 7/10/17 to 6/20/67, valued at $21,392,772 including accrued interest)	20,973,305
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $88,305,946)		88,305,946
Total Investments: 107.1% (Cost: $1,208,303,082)		1,302,166,446
Liabilities in excess of other assets: (7.1)%		(86,634,222)
NET ASSETS: 100.0%		$1,215,532,224

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $86,881,055.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	22.7%	$274,914,740
Consumer Staples	3.6	44,197,104
Financials	10.2	123,574,117
Health Care	33.4	405,576,124
Industrials	12.4	150,147,322
Information Technology	10.2	124,157,272
Materials	4.9	59,596,965
Real Estate	2.6	31,696,856
	100.0%	$1,213,860,500

The summary of inputs used to value the Fund’s investments as of June 30, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$1,213,860,500	$—	$—	$1,213,860,500
Repurchase Agreements	—	88,305,946	—	88,305,946
Total	$1,213,860,500	$88,305,946	$—	$1,302,166,446

* See Schedule of Investments for security type and industry sector breakouts.

There were no transfers between levels during the period ended June 30, 2017.

See Notes to Schedules of Investments

VANECK VECTORS PHARMACEUTICAL ETF

SCHEDULE OF INVESTMENTS

June 30, 2017 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.8%
Denmark: 4.9%
320,895	Novo-Nordisk AS (ADR)	$13,763,187
France: 4.8%
283,721	Sanofi SA (ADR)	13,593,073
Ireland: 7.5%
204,118	Endo International Plc (USD) *	2,279,998
50,850	Jazz Pharmaceuticals Plc (USD) *	7,907,175
146,852	Perrigo Co. Plc (USD)	11,090,263
		21,277,436
Israel: 5.0%
428,896	Teva Pharmaceutical Industries Ltd. (ADR)	14,247,925
Switzerland: 6.4%
216,278	Novartis AG (ADR)	18,052,725
United Kingdom: 10.3%
393,211	AstraZeneca Plc (ADR) †	13,404,563
311,850	GlaxoSmithKline Plc (ADR)	13,446,972
21,340	GW Pharmaceuticals Plc (ADR) *	2,139,335
		28,990,870
United States: 60.9%
199,495	AbbVie, Inc.	14,465,382
93,542	Akorn, Inc.	3,137,399
134,272	AmerisourceBergen Corp.	12,692,732
234,803	Bristol-Myers Squibb Co.	13,083,223
155,480	Eli Lilly & Co.	12,796,004
180,339	Johnson & Johnson	23,857,046
93,605	Mallinckrodt Plc *	4,194,440
76,390	McKesson Corp.	12,569,211
214,100	Merck and Co., Inc.	13,721,669
313,768	Mylan NV *	12,180,474
83,562	Patterson Cos, Inc. †	3,923,236
428,602	Pfizer, Inc.	14,396,741
72,182	Shire Plc (ADR)	11,929,519
414,646	Valeant Pharmaceuticals International, Inc. * †	7,173,376
195,123	Zoetis, Inc.	12,171,773
		172,292,225
Total Common Stocks (Cost: $334,784,609)		282,217,441
MONEY MARKET FUND: 0.1% (Cost: $240,568)
240,568	Dreyfus Government Cash Management Fund – Institutional Shares	240,568
Total Investments Before Collateral for Securities Loaned: 99.9% (Cost: $335,025,177)		282,458,009

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 4.7%
Repurchase Agreements: 4.7%
$3,188,368	Repurchase agreement dated 6/30/17 with Citigroup Global Markets, Inc., 1.10%, due 7/3/17, proceeds $3,188,660; (collateralized by various U.S. government and agency obligations, 0.00% to 8.75%, due 7/27/17 to 7/1/47, valued at $3,252,135 including accrued interest)	3,188,368
3,188,368	Repurchase agreement dated 6/30/17 with Daiwa Capital Markets America, Inc., 1.15%, due 7/3/17, proceeds $3,188,674; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 7/13/17 to 12/1/51, valued at $3,252,135 including accrued interest)	3,188,368
670,914	Repurchase agreement dated 6/30/17 with Deutsche Bank Securities, Inc., 1.15%, due 7/3/17, proceeds $670,978; (collateralized by various U.S. government and agency obligations, 0.00% to 7.13%, due 2/15/23 to 8/15/41, valued at $684,332 including accrued interest)	670,914
3,188,368	Repurchase agreement dated 6/30/17 with HSBC Securities USA, Inc., 1.06%, due 7/3/17, proceeds $3,188,650; (collateralized by various U.S. government and agency obligations, 0.00% to 7.25%, due 7/15/17 to 8/15/46, valued at $3,252,148 including accrued interest)	3,188,368
3,188,368	Repurchase agreement dated 6/30/17 with Nomura Securities International, Inc., 1.13%, due 7/3/17, proceeds $3,188,668; (collateralized by various U.S. government and agency obligations, 0.00% to 9.50%, due 7/10/17 to 6/20/67, valued at $3,252,135 including accrued interest)	3,188,368
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $13,424,386)		13,424,386
Total Investments: 104.6% (Cost: $348,449,563)		295,882,395
Liabilities in excess of other assets: (4.6)%		(13,113,077)
NET ASSETS: 100.0%		$282,769,318

ADR	American Depositary Receipt
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $12,949,056.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Health Care	19.7%	$55,606,603
Pharmaceuticals	80.2	226,610,838
Money Market Fund	0.1	240,568
	100.0%	$282,458,009

The summary of inputs used to value the Fund’s investments as of June 30, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$282,217,441	$—	$—	$282,217,441
Money Market Fund	240,568	—	—	240,568
Repurchase Agreements	—	13,424,386	—	13,424,386
Total	$282,458,009	$13,424,386	$—	$295,882,395

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended June 30, 2017.

See Notes to Schedules of Investments

VANECK VECTORS RETAIL ETF

SCHEDULE OF INVESTMENTS

June 30, 2017 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.1%
China / Hong Kong: 4.4%
74,631	JD.com, Inc. (ADR) *	$2,927,028
United States: 95.7%
13,523	Amazon.com, Inc.	13,090,264
18,314	AmerisourceBergen Corp.	1,731,222
2,656	AutoZone, Inc.	1,515,142
13,673	Bed Bath & Beyond, Inc.	415,659
24,739	Best Buy Co., Inc.	1,418,287
26,494	Cardinal Health, Inc.	2,064,412
18,742	Costco Wholesale Corp.	2,997,408
43,690	CVS Caremark Corp.	3,515,297
25,639	Dollar General Corp.	1,848,316
22,037	Home Depot, Inc.	3,380,476
16,174	Kohl’s Corp. †	625,449
94,227	Kroger Co.	2,197,374
24,847	L Brands, Inc.	1,339,005
43,898	Lowe’s Cos., Inc.	3,403,412
35,169	MACY’S, Inc.	817,328
19,019	McKesson Corp.	3,129,386
37,992	Ross Stores, Inc.	2,193,278
56,134	Sysco Corp.	2,825,224
56,422	Target Corp.	2,950,306
28,840	The Gap, Inc. †	634,192
41,425	TJX Cos., Inc.	2,989,642
41,920	Walgreens Boots Alliance, Inc.	3,282,755
43,143	Wal-Mart Stores, Inc.	3,265,062
36,469	Whole Foods Market, Inc.	1,535,710
		63,164,606
Total Common Stocks (Cost: $73,765,441)		66,091,634

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 1.0%
Repurchase Agreements: 1.0%
$662,393	Repurchase agreement dated 6/30/17 with Daiwa Capital Markets America, Inc., 1.15%, due 7/3/17, proceeds $662,456; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 7/13/17 to 12/1/51, valued at $675,641 including accrued interest)	662,393
35,755	Repurchase agreement dated 6/30/17 with HSBC Securities USA, Inc., 1.06%, due 7/3/17, proceeds $35,758; (collateralized by various U.S. government and agency obligations, 0.00% to 7.25%, due 7/15/17 to 1/15/37, valued at $36,470 including accrued interest)	35,755
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $698,148)		698,148
Total Investments: 101.1% (Cost: $74,463,589)		66,789,782
Liabilities in excess of other assets: (1.1)%		(754,862)
NET ASSETS: 100.0%		$66,034,920

ADR	American Depositary Receipt

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $678,121.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	59.8%	$39,547,784
Consumer Staples	29.7	19,618,830
Health Care	10.5	6,925,020
	100.0%	$66,091,634

The summary of inputs used to value the Fund’s investments as of June 30, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$66,091,634	$—	$—	$66,091,634
Repurchase Agreements	—	698,148	—	698,148
Total	$66,091,634	$698,148	$—	$66,789,782

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended June 30, 2017.

See Notes to Schedules of Investments

VANECK VECTORS SEMICONDUCTOR ETF

SCHEDULE OF INVESTMENTS

June 30, 2017 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.8%
Bermuda: 1.6%
474,501	Marvell Technology Group Ltd. (USD)	$7,838,757
Netherlands: 9.5%
176,512	ASML Holding NV (USD) †	23,001,279
216,553	NXP Semiconductors NV (USD) *	23,701,726
		46,703,005
Taiwan: 12.7%
1,773,064	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR) †	61,986,317
United States: 76.0%
943,940	Advanced Micro Devices, Inc. †	11,780,371
292,588	Analog Devices, Inc.	22,763,346
555,985	Applied Materials, Inc.	22,967,740
113,754	Broadcom Ltd.	26,510,370
244,838	Cadence Design Systems, Inc. *	8,199,625
55,746	Cavium, Inc. *	3,463,499
1,590,327	Intel Corp.	53,657,633
145,865	KLA-Tencor Corp.	13,348,106
145,728	Lam Research Corp.	20,610,311
278,344	Maxim Integrated Products, Inc.	12,497,646
235,398	Microchip Technology, Inc. †	18,168,018
727,624	Micron Technology, Inc. *	21,726,853
104,268	Microsemi Corp. *	4,879,742
191,042	NVIDIA Corp.	27,617,032
408,756	ON Semiconductor Corp. *	5,738,934
99,141	Qorvo, Inc. *	6,277,608
529,747	Qualcomm, Inc.	29,252,629
181,776	Skyworks Solutions, Inc.	17,441,407
190,574	Teradyne, Inc.	5,722,937
316,998	Texas Instruments, Inc.	24,386,656
230,814	Xilinx, Inc.	14,845,956
		371,856,419
Total Common Stocks (Cost: $519,368,472)		488,384,498
MONEY MARKET FUND: 0.0% (Cost: $16,707)
16,707	Dreyfus Government Cash Management Fund – Institutional Shares	16,707
Total Investments Before Collateral for Securities Loaned: 99.8% (Cost: $519,385,179)		488,401,205

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 5.8%
Repurchase Agreements: 5.8%
$6,729,423	Repurchase agreement dated 6/30/17 with Citigroup Global Markets, Inc., 1.10%, due 7/3/17, proceeds $6,730,040; (collateralized by various U.S. government and agency obligations, 0.00% to 8.75%, due 7/27/17 to 7/1/47, valued at $6,864,012 including accrued interest)	6,729,423
6,729,423	Repurchase agreement dated 6/30/17 with Daiwa Capital Markets America, Inc., 1.15%, due 7/3/17, proceeds $6,730,068; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 7/13/17 to 12/1/51, valued at $6,864,012 including accrued interest)	6,729,423
1,415,827	Repurchase agreement dated 6/30/17 with Deutsche Bank Securities, Inc., 1.15%, due 7/3/17, proceeds $1,415,963; (collateralized by various U.S. government and agency obligations, 0.00% to 7.13%, due 2/15/23 to 8/15/41, valued at $1,444,144 including accrued interest)	1,415,827
6,729,423	Repurchase agreement dated 6/30/17 with HSBC Securities USA, Inc., 1.06%, due 7/3/17, proceeds $6,730,017; (collateralized by various U.S. government and agency obligations, 0.00% to 7.25%, due 7/15/17 to 8/15/46, valued at $6,864,038 including accrued interest)	6,729,423
6,729,423	Repurchase agreement dated 6/30/17 with Nomura Securities International, Inc., 1.13%, due 7/3/17, proceeds $6,730,057; (collateralized by various U.S. government and agency obligations, 0.00% to 9.50%, due 7/10/17 to 6/20/67, valued at $6,864,012 including accrued interest)	6,729,423
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $28,333,519)		28,333,519
Total Investments: 105.6% (Cost: $547,718,698)		516,734,724
Liabilities in excess of other assets: (5.6)%		(27,490,336)
NET ASSETS: 100.0%		$489,244,388

ADR	American Depositary Receipt
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $27,672,300.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Information Technology	16.1%	$78,583,473
Semiconductor Equipment	17.5	85,650,373
Semiconductors	66.4	324,150,652
Money Market Fund	0.0	16,707
	100.0%	$488,401,205

The summary of inputs used to value the Fund’s investments as of June 30, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$488,384,498	$—	$—	$488,384,498
Money Market Fund	16,707	—	—	16,707
Repurchase Agreements	—	28,333,519	—	28,333,519
Total	$488,401,205	$28,333,519	$—	$516,734,724

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended June 30, 2017.

See Notes to Schedules of Investments

VANECK VECTORS ETF TRUST

NOTES TO SCHEDULES OF INVESTMENTS

June 30, 2017 (unaudited)

Security Valuation—The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Standard Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are considered to be Level 1 in the fair value hierarchy. The Pricing Committee of Van Eck Associates Corporation (the “Adviser”) provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset is not readily available, or if the Adviser believes it does not otherwise relect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Funds’ valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Funds’ investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

Income Taxes–As of June 30, 2017, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Biotech ETF	$735,308,121	$37,180,273	$(71,672,895)	$(34,492,622)
Environmental Services ETF	18,272,599	2,526,798	(150,075)	2,376,723
Gaming ETF	37,720,316	3,172,184	(3,745,078)	(572,894)
Generic Drugs ETF	3,644,697	293,430	(406,239)	(112,809)
Global Spin-Off ETF	5,685,040	732,063	(148,210)	583,853
Morningstar International Moat ETF	54,564,705	4,430,497	(541,900)	3,888,597
Morningstar Wide Moat ETF	1,208,322,071	110,634,873	(16,790,498)	93,844,375
Pharmaceutical ETF	348,452,597	5,182,206	(57,752,408)	(52,570,202)
Retail ETF	74,463,589	3,935,314	(11,609,121)	(7,673,807)
Semiconductor ETF	547,601,179	—	(30,866,455)	(30,866,455)

Other– In March 2017, the United Kingdom triggered Article 50, and is now scheduled to leave the European Union (“EU”) by the end of March 2019. There is uncertainty on exactly how the withdrawal will take place and the terms of the Brexit deal. This may further impact the value of the Euro and the British pound sterling, and has caused volatility and uncertainty in European and global markets.

As a result of events involving Ukraine and the Russian Federation, the United States and the EU have imposed sanctions on certain Russian individuals and companies. These sanctions do not currently impact the Funds. Additional economic sanctions may be imposed or other actions may be taken that may adversely affect the value and liquidity of the Russian-related issuers’ held by the Funds.

ITEM 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) VanEck Vectors ETF Trust

By John J. Crimmins, Treasurer & Chief Financial Officer, VanEck Vectors ETF Trust

Date: August 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, VanEck Vectors ETF Trust

Date: August 28, 2017

By John J. Crimmins, Treasurer & Chief Financial Officer, VanEck Vectors ETF Trust

Date: August 28, 2017